EQUITY SECURITIES - Components of Change in Net Gains (Losses) on Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Unrealized gains (losses) on equity securities	$ 359	$ 17	$ (42)
Net gains (losses) on equity securities sold	13	(28)	0
Net gains (losses) on equity securities	$ 372	$ (11)	$ (42)